Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 and 2022 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in Scienjoy Inc.’s annual financial statements for the fiscal year ended December 31, 2021 filed with the SEC on May 16, 2022.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, and its VIE and VIE’s subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

Business combinations

(b) Business combinations

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of the cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings. The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment from management. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to revenue recognition, estimating the useful lives of long-lived assets and intangible assets, valuation assumptions in performing asset impairment tests of long-lived assets, fair value of warrant liabilities and contingent liability, allowance for doubtful accounts, and valuation of deferred taxes and deferred tax assets. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(d) Foreign currency

The functional currency of the Company is in US dollars and the functional currency of the Company’s subsidiaries and VIEs are Renminbi (“RMB”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

Assets and liabilities of the Company translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the six months ended June 30, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.6981, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of June 30, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Accounts receivable and allowance for doubtful accounts

(f) Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. Accounts are considered overdue after 180 days.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances for each account may require the Company to use substantial judgment in assessing its collectability.

Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable.

Long term investment

(g) Long term investment

ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The Company adopted the new financial instruments accounting standard from January 1, 2020.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Company elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Fair value of financial instruments

(h) Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, accounts payables, balances with related parties and other current liabilities, approximate their fair values because of the short-term maturity of these instruments.

Contingent consideration – earn-out liability

(i) Earn-out liability from SPAC transaction

In connection with SPAC transaction, the previous shareholders of Scienjoy Inc. may be entitled to receive earnout shares as follows: (1) if Scienjoy Inc.’s net income before tax for the year ended December 31, 2020 is greater than or equal to either US$28,300 or RMB 190,000, the previous owners of Scienjoy Inc will be entitled to receive 3,000,000 Class A ordinary shares of the Company (“SPAC Earn-out Target 2020”); and (2) if Scienjoy Inc.’s net income before tax for the year ended December 31, 2021 is greater than or equal to either US$35,000 or RMB 235,000, the previous owners of Scienjoy Inc. will be entitled to receive 3,000,000 Class A ordinary shares of the Company. The Company met the two earnout criteria by December 31, 2020 and 2021, respectively.

Upon the closing of the SPAC Transaction, the Company recorded the fair value of the contingent consideration resulted from earn-out liability and recorded the changes in fair value in earnings. The Company determined the fair value of the contingent consideration using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	June 30, 2021	December 31, 2021
Risk-free interest rate	0.38%	0.38%
Share price	$6.22	$5.68
Probability	20% - 50%	20%-50%

(ii)	Earn-out liability from BeeLive acquisition

In connection with the acquisition of BeeLive in August 2020, the previous shareholders of BeeLive may be entitled to receive earnout shares as follows: (i) if the BeeLive Company’s total annual revenue is no less than RMB 336,600 in Year 2020,the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares (“Beelive Earn-out Target 2020”); (ii) if the BeeLive Companies’ total annual revenue is no less than RMB 460,600 in Year 2021, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares; and (iii) if the BeeLive Companies’ total annual revenue is no less than RMB 580,900 in Year 2022, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares. If the total annual revenue of BeeLive Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.

Upon the closing of the BeeLive acquisition, the Company recorded the fair value of the contingent consideration resulted from earn-out liability and recorded the changes in fair value in earnings. The Company determined the fair value of the contingent consideration using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	June 30, 2021	December 31, 2021	June 30, 2022
Risk-free interest rate	0.38%	0.38%	2.49%
Share price	$6.22	$5.68	$3.27
Probability	20% - 50%	20% - 50%	20%-50%

(iii) Earn-out liability from Weiliantong acquisition

In connection with the acquisition of Weiliantong (Note 4), the previous shareholders of Weiliantong may be entitled to receive earnout shares as follows: (i) if the Weiliantong Company’s total annual revenue is no less than RMB280,000 in 2022,the previous shareholder will be entitled to received additional 10% of consideration( Class A ordinary shares) (“Weiliantong Earn-out Target 2022”); (ii) if Weiliantong total annual revenue is no less than RMB 360,000 in Year 2023, the previous shareholder will be entitled to received additional 10% of consideration (Class A ordinary shares); If the total annual revenue of Weiliantong Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.

Upon the closing of the Weiliantong acquisition, the Company recorded the fair value of the contingent consideration resulted from earn-out liability and recorded the changes in fair value in earnings. The Company determined the fair value of the contingent consideration using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	January 1, 2022	June 30, 2022
Risk-free interest rate	0.39-0.73%	2.52-2.86%
Share price	$5.13	$3.27
Probability	20% - 50%	20% - 50%

As of December 31, 2021, the aggregated contingent considerations for the earn-out liabilities were approximate RMB10,600, including current portion of earn-out liability of RMB10,600.

As of June 30, 2022, the aggregated contingent considerations for the earn-out liabilities were approximate RMB19,700, including current portion of earn-out liability of RMB12,900 and non-current portion of earn-out liability of RMB6,800.

The Company measures contingent consideration – earn-out liability at fair value on a recurring basis as of the dates of acquisition and June 30,2022. The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of June 30, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥-	¥-
Earn-out liability from BeeLive acquisition	-	-	6,490	6,490
Earn-out liability from Weiliantong acquisition			13,233	13,233
	¥-	¥-	¥19,723	¥19,723

	As of December 31, 2021
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Earn-out liability from SPAC transaction	¥-	¥-	¥-	¥-
Earn-out liability from BeeLive acquisition	-	-	10,638	10,638
Earn-out liability from Weiliantong acquisition	-	-	-	-
Total	¥-	¥-	¥10,638	¥10,638

As of December 31, 2021, the earn-out liability related to SPAC Earn-out Target 2021 and Beelive Earn-out Target 2021 were met. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company. As of December 31, 2021, there was 3,540,960 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. On June 2, 2022, the 3,540,960 earn-out shares were issued.

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2021 and the six months ended June 30, 2022. The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and the six months ended June 30, 2022:

Balance
Balance at December 31, 2020	¥107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	¥10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(10,790)
Balance at June 30, 2022	¥19,723
Less: Contingent consideration – earn-out liability – non-current portion	(6,822)
Contingent consideration – earn-out liability –current portion	¥12,901

Warrant liabilities

The Company’s warrants assumed from SPAC acquisition on May 7, 2020, the date of the closing of SPAC Transaction, that have complex terms, such as a clause in which the warrant agreements contain a cash settlement provision whereby the holders could settle the warrants for cash upon a fundamental transaction that is considered outside of the control of management are considered to be a derivative as contemplated in ASC 815-40. The warrant is recorded as derivative liability on the consolidated balance sheet upon the SPAC transaction and is adjusted to its fair value at the end of each reporting period, with the change being recorded as other expense or gain in accordance with ASC 820.

The warrant liabilities were measured and recorded on a recurring basis. The Company determined the fair value of the contingent consideration using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	June 30, 2021	December 31, 2021	June 30, 2022
Risk-free interest rate	0.38%	0.75%	2.87%
Share price	$6.22	$5.68	$3.27
Volatility	54%	53%	62%

The following table sets forth the establishment of the Company’s Level 3 warrant liabilities, as well as a summary of the changes in the fair value:

Balance
Balance as of December 31, 2020	¥29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	10,324
Fair value change	(8,382)
Exchange difference	268
Balance as of June 30, 2022	¥2,210

Revenue recognition

(i) Revenue recognition

On January 1, 2019, the Company adopted ASC 606, “Revenue from Contracts with Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. Based on the Company’s assessment, the adoption of ASC 606 did not result in any adjustment on the Company’s consolidated financial statements, and there were no material differences between the Company’s adoption of ASC 606 and its historic accounting under ASC 605.

Revenues are recognized when control of the promised virtual items or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those virtual items or services. Revenue is recorded, net of sales related taxes and surcharges.

Live streaming

The Company is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The Company is responsible for providing a technological infrastructure to enable the broadcasters, online users and viewers to interact through live streaming platforms. All the platforms can be accessed for free. The Company mainly derives the revenue from sales of virtual items in the platforms. The Company has a recharge system for users to purchase the Company’s virtual currency then purchase virtual items for use. Users can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable and often consumed soon after it is purchased.

The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time.

The Company shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies in accordance with their revenue sharing arrangements. Broadcasters, who do not have revenue sharing arrangements with the Company, are not entitled to any revenue sharing fee. The Company also utilizes third-party payment collection channels, which charges the payment handling cost for users to purchase the virtual currency directly from it. The payment handling costs are recorded in cost of sales.

The Company evaluates and determines that it is the principal and views users to be its customers, because the Company controls the virtual items before they are transferred to users. Its control is evidenced by the Company’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Company being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Company reports live streaming revenues on a gross basis with the amounts billed to users recorded as revenues and revenue sharing fee paid to broadcasters and related agencies recorded as cost of revenues.

Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Company has determined that each individual virtual item represents a distinct performance obligation. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized over the fixed period on a straight-line basis. The Company does not have further obligations to the user after the virtual items are consumed. The Company’s live streaming virtual items are generally sold without right of return and the Company does not provide any other credit and incentive to its users. Unconsumed virtual currency is recorded as deferred revenue.

The Company also cooperates with independent third-party distributors to sell virtual currency through annual distribution agreements with these distributors. Third-party distributors purchase virtual currency from the Company with no refund provision according to the annual distribution agreements, and they are responsible for selling the virtual currency to end users. They may engage their own sales representatives, which are referred to as “sales agents” to directly sell to individual end users. The Company has no control over such “sales agents”. The Company has discretion to determine the price of the virtual currency sold to its third-party distributors, but has no discretion as to the price at which virtual currency is sold by its third-party distributors to the sales agents.

Technical Services and others

The Company generated technical revenues and others from providing technical development, advisory and others, which accounts for only approximately 1% or less of revenue for the six months ended June 30, 2021 and 2022. As the amount was immaterial, and short-term in nature which is usually less than six months, the Company recognizes revenue when services were rendered and accepted by customers.

Practical expedients and exemptions

The Company’s contracts have an original duration of one year or less. Accordingly, the Company does not disclose the value of unsatisfied performance obligations.

Revenue by types and platforms

The following table sets forth types of our revenue for the periods indicated:

	For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	USD
Live streaming - consumable virtual items revenue	733,166	940,768	140,453
Live streaming - time based virtual item revenue	17,668	14,382	2,147
Technical services	7,423	14,823	2,213
Total revenue	758,257	969,973	144,813

As of June 30, 2022, we operated four brands of live streaming platforms, consisting of: Showself Live Streaming, Lehai Live Streaming, Haixiu Live Streaming, BeeLive Live Streaming (including BeeLive Chinese version – Mifeng) and Hongren Streaming. The following table sets forth our revenue by platforms for the periods indicated:

	For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
Amounts in thousands of RMB and USD	RMB	RMB	USD
Showself	285,701	282,856	42,229
Lehai	109,895	130,411	19,470
Haixiu	166,117	167,450	25,000
Beelive	189,121	243,522	36,357
Hongren	-	130,911	19,544
Technical services	7,423	14,823	2,213
TOTAL	758,257	969,973	144,813

Contract balances

Contract balances include accounts receivable and deferred revenue. Accounts receivable primarily represent cash due from distributors and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Deferred revenue primarily includes unconsumed virtual currency and unamortized revenue from time-based virtual items in the Company’s platforms, where there is still an obligation to be provided by the Company, which will be recognized as revenue when all of the revenue recognition criteria are met. Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year.

Government subsidies

(j) Government subsidies

Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received.

Cost of revenues

(k) Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees and content costs, including payments to various broadcasters, and content providers, (ii) bandwidth costs, (iii) salaries and welfare, (iv) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, (v) user acquisition costs (vi) payment handling costs, and (vii) other costs.

Research and development expenses

(l) Research and development expenses

Research and development expenses primarily consist of (1) salaries and benefits expenses incurred for research and development personnel, and (2) rental, general expenses and depreciation expenses associated with the research and development activities. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2021 and June 30, 2022.

Sales and marketing expenses

(m) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and market promotion expenses. The advertising and market promotion expenses amounted to RMB2,602 and RMB1,061 (US$ 158) for the six months ended June 30, 2021 and 2022, respectively.

Employee benefits

(n) Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits were RMB6,515 and RMB9,272 (US$ 1,384) for the six months ended June 30, 2021 and 2022, respectively.

Income taxes

(o) Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. A valuation allowance would be recorded against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive loss. The Company did not recognize any interest and penalties associated with uncertain tax positions as of December 31, 2021 and June 30, 2022. As of December 31, 2021 and June 30, 2022, the Company did not have any significant unrecognized uncertain tax positions.

Value added tax (“VAT”)

(p) Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Statutory reserves

(q) Statutory reserves

The Company’s PRC entities are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as WFOEs have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the Company. Appropriation to the staff bonus and welfare fund is at the Company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the Company’s entities registered as PRC domestic companies must take appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the Company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund are liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Earnings per share

(r) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Contingently issuable shares were not included in the computation of diluted shares outstanding if they were not issuable should the end of the reporting period have been the end of the contingency period. For the six months ended June 30, 2021 and 2022, there was no dilutive shares.

Segment reporting

(s) Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business in PRC China as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

(t) Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update will require the recognition of a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. For operating leases, the asset and liability will be expensed over the lease term on a straight-line basis, with all cash flows included in the operating section of the statement of cash flows. For finance leases, interest on the lease liability will be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income and the repayment of the principal portion of the lease liability will be classified as a financing activity while the interest component will be included in the operating section of the statement of cash flows. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018 and requires a modified retrospective approach to adoption. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after-tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. In November 2019, the FASB issued ASU No. 2019-10, by which to defer the effective date for all other entities by an additional year. As an emerging growth company, the Company has not early adopted this update and it will become effective on January 1, 2021. In June 2020, the FASB issued ASU No. 2020-05, “Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities” (“ASU 2020-05”) in response to the ongoing impacts to businesses in response to the coronavirus (COVID-19) pandemic. ASU 2020-05 provides a limited deferral of the effective dates for implementing previously issued ASU 606 and ASU 842 to give some relief to businesses and the difficulties they are facing during the pandemic. ASU 2020-05 affects entities in the “all other” category and public Not-For-Profit entities that have not gone into effect yet regarding ASU 2016-02, Leases (Topic 842). Entities in the “all other” category may defer to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU 2016-02, Leases (Topic 842) on January 1, 2022.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. In November 2018, April 2019 and May 2019, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments,” and “ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief,” which provided additional implementation guidance on the previously issued ASU. The ASU is effective for fiscal years beginning January 1, 2020. The ASU requires a modified retrospective adoption method. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

 In October 2018, the FASB issued ASU No. 2018-17 (“ASU 2018-17”), Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The updated guidance requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest. The amendments in this update are effective for non-public business entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. These amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, to simplify the accounting for income taxes. The new guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. This ASU became effective for the Company’s annual and interim periods beginning in January 1, 2021. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company beginning January 1, 2021. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 simplifies the guidance for certain financial instruments with characteristics of both debt and equity, including convertible instruments and contracts on an entity’s own equity, by reducing the number of accounting models for convertible instruments. It also amends guidance in ASC Topic 260, Earnings Per Share, relating to the computation of earnings per share for convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2021, with early adoption permitted for fiscal years that begin after December 15, 2020. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.